Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information

Year ended December 31, 2010

	TCA	FPC	Corporate	Total
Net sales	$444,642	$3,671	$—	$448,313
Cost of sales	(394,698)	(14,619)	—	(409,317)

Gross profit (loss)	49,944	(10,948)	—	38,996
General and administrative expenses	(12,229)	(3,128)	(7,015)	(22,372)
Selling expenses	(3,187)	(515)	—	(3,702)
Research and development expenses	(4,024)	(699)	—	(4,723)
Other income, net	2,467	582	828	3,877
Interest income	839	16	607	1,462

Income (loss) before income tax	33,810	(14,692)	(5,580)	13,538
Income tax (expenses) credit	(6,934)	3,262	—	(3,672)

Net income (loss) from continuing business	$26,876	$(11,430)	$(5,580)	$9,866

Year ended December 31, 2011

	TCA	FPC	Corporate	Total
Net sales	$509,124	$15,953	$—	$525,077
Cost of sales	(479,037)	(26,788)	—	(505,825)

Gross profit (loss)	30,087	(10,835)	—	19,252
General and administrative expenses	(9,662)	(4,660)	(7,117)	(21,439)
Selling expenses	(2,886)	(1,033)	—	(3,919)
Research and development expenses	(1,709)	(588)	—	(2,297)
Impairment loss on goodwill	—	—	(2,951)	(2,951)
Other income, net	3,660	1,817	3,707	9,184
Interest income	171	53	2,504	2,728

Income (loss) before income tax	19,661	(15,246)	(3,857)	558
Income tax (expenses) credit	(2,196)	1,224	—	(972)

Net income (loss) from continuing business	$17,465	$(14,022)	$(3,857)	$(414)

Year ended December 31, 2012

	TCA	FPC	Corporate	Total
Net sales	$1,118,196	$29,727	$—	$1,147,923
Cost of sales	(1,008,844)	(33,302)	—	(1,042,146)

Gross profit (loss)	109,352	(3,575)	—	105,777
General and administrative expenses	(20,808)	(3,221)	(4,411)	(28,440)
Selling expenses	(1,958)	(708)	—	(2,666)
Research and development expenses	(777)	(587)	—	(1,364)
Other income, net	6,565	1,955	1,267	9,787
Interest income	219	22	1,871	2,112
Interest expense	(204)	(88)	—	(292)

Income (loss) before income tax	92,389	(6,202)	(1,273)	84,914
Income tax expenses	(16,666)	(633)	—	(17,299)

Net income (loss) from continuing business	$75,723	$(6,835)	$(1,273)	$67,615

Segment Information

Year ended December 31, 2010

	TCA	FPC	Corporate	Total
Depreciation and amortization	$8,610	$8,666	$495	$17,771
Capital expenditures	$1,796	$1,973	$80	$3,849
Total assets	$160,926	$63,849	$198,128	$422,903

Year ended December 31, 2011

	TCA	FPC	Corporate	Total
Depreciation and amortization	$5,252	$7,853	$260	$13,365
Capital expenditures	$54,251	$6,938	$4,723	$65,912
Total assets	$239,734	$50,915	$132,915	$423,564

Year ended December 31, 2012

	TCA	FPC	Corporate	Total
Depreciation and amortization	$17,432	$7,237	$293	$24,962
Capital expenditures	$39,604	$3,774	$—	$43,378
Total assets	$477,083	$12,912	$145,937	$635,932

Percentage of Net Sales by Product Lines of Each Segment

A summary of the percentage of net sales of each of the Company’s product lines of each segment for the years ended December 31, 2010, 2011 and 2012, is as follows:

Year ended December 31,	2010	2011	2012
Product line
TCA	99%	97%	97%
FPC	1%	3%	3%

	100%	100%	100%

Summary of Net Income (Loss) by Geographical Areas

A summary of net sales, net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

By geographical area:

Year ended December 31,	2010	2011	2012
Net sales from operations within:
- PRC, excluding Hong Kong:
Unaffiliated customers	$448,313	$525,077	$1,147,923
Intercompany sales	1,169	945	56,121

	$449,482	$526,022	$1,204,044

- Intercompany eliminations	(1,169)	(945)	(56,121)

Total net sales	$448,313	$525,077	$1,147,923

Net income (loss) attributable to Nam Tai shareholders within:
- PRC, excluding Hong Kong	$15,014	$5,951	$70,205
- Hong Kong	(5,148)	(6,365)	(2,590)

Total net income (loss) attributable to Nam Tai shareholders	$9,866	$(414)	$67,615

Summary of Net Sales to Customers by Geographical Areas

Year ended December 31,	2010	2011	2012
Net sales to customers by geographical area:
- Hong Kong	$81,015	$79,536	$86,590
- Europe	57,226	30,283	14,446
- United States	47,518	32,332	3,021
- PRC (excluding Hong Kong)	9,970	2,540	371,376
- Japan	248,269	377,933	665,502
- Others	4,315	2,453	6,988

Total net sales	$448,313	$525,077	$1,147,923

Summary of Long-Lived Assets by Geographical Areas

As of December 31,	2010	2011	2012
Long-lived assets by geographical area:
- PRC, excluding Hong Kong	$96,724	$144,788	$163,794
- Hong Kong	145	4,586	4,293

Total long-lived assets	$96,869	$149,374	$168,087

Sales to Customers which Accounted for Ten Percent or More

The Company’s sales to customers which accounted for 10% or more of its sales are as follows:

Year ended December 31,	2010	2011	2012
A	$94,644	$62,894	$16,164
B	63,803	61,823	501,821
C	220,825	379,886	587,021

	$379,272	$504,603	$1,105,006

Purchase From Suppliers Accounted for Ten Percent or More

The Company’s purchase from suppliers which accounted for 10% or more of its purchases are as follows:

Year ended December 31,	2010	2011	2012
A	$124,126	$160,274	$512,807
B	50,477	114,322	108,340
C	N/A	N/A	217,362

	$174,603	$274,596	$838,509